STATEMENT OF INVESTMENTS
BNY Mellon Emerging Markets Securities Fund

August 31, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.3%
Brazil - 5.4%
Banco do Brasil	88,100		516,422
Cia de Saneamento de Minas Gerais-COPASA	241,200		653,052
Cyrela Brazil Realty Empreendimentos e Participacoes	260,800	[a]	1,021,351
Minerva	306,400	[a]	488,268
Petroleo Brasileiro, ADR	204,992		2,222,113
			4,901,206
China - 24.7%
Agile Group Holdings	444,000		509,226
Agricultural Bank of China, Cl. H	1,727,000		579,556
Alibaba Group Holding, ADR	4,740	[a]	791,533
China CITIC Bank, Cl. H	1,768,000		813,819
China Construction Bank, Cl. H	2,570,399		1,857,375
China Galaxy Securities, Cl. H	1,049,000		589,413
China Shenhua Energy, Cl. H	621,500		1,376,059
Cosco Shipping Holdings, Cl. H	756,600	[a]	1,430,034
ENN Energy Holdings	79,100		1,565,229
Industrial Bank, Cl. A	168,500		482,308
Lonking Holdings	1,815,000	[a]	569,415
NetDragon Websoft Holdings	265,000		592,868
NetEase, ADR	6,086		592,898
New China Life Insurance, Cl. H	194,400		572,393
NIO, ADR	10,506	[a]	412,991
Ping An Insurance Group Company of China, Cl. H	147,500		1,145,491
Shanghai Pharmaceuticals Holding, Cl. H	362,600		719,843
Sinotruk Hong Kong	217,000		427,446
Tencent Holdings	109,850	[a]	6,796,549
Zoomlion Heavy Industry Science & Technology, Cl. A	406,600		495,731
			22,320,177
Hong Kong - 3.5%
Bosideng International Holdings	1,646,000		1,346,014
Shimao Group Holdings	241,000		498,271
SITC International Holdings	296,000		1,290,192
			3,134,477
India - 9.6%
Chennai Super Kings Cricket	5,440,206	[a,b]	0
Colgate-Palmolive India	20,542	[a]	476,441

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.3% (continued)
India - 9.6% (continued)
Glenmark Pharmaceuticals	75,490		548,332
Indus Towers	186,561	[a]	550,298
Infosys	33,127		774,298
Mindtree	30,080		1,494,472
Motherson Sumi Systems	329,140		985,515
Power Grid Corporation of India	269,490		647,263
REC	284,327		590,794
Shriram Transport Finance	30,756		569,854
Tata Steel	53,856		1,069,817
Tech Mahindra	47,995		951,683
			8,658,767
Indonesia - .7%
Indofood Sukses Makmur	1,378,000		596,610
Philippines - 1.1%
International Container Terminal Services	258,930		968,580
Russia - 4.1%
Lukoil	18,831	[c]	1,609,807
Sberbank of Russia	318,035	[c]	1,428,107
X5 Retail Group, GDR	20,807		689,336
			3,727,250
Saudi Arabia - .7%
Jarir Marketing	10,572		610,525
South Africa - 5.8%
Impala Platinum Holdings	71,496	[a]	1,097,080
MTN Group	54,919		504,493
MultiChoice Group	74,417		588,625
Sibanye Stillwater	528,882		2,144,473
The Foschini Group	91,044		935,745
			5,270,416
South Korea - 16.6%
CJ CheilJedang	1,273	[a]	497,913
DB Insurance	16,144	[a]	817,330
DGB Financial Group	58,663	[a]	460,419
Hana Financial Group	17,772		690,525
Hyundai Mobis	7,689		1,840,267
KB Financial Group	17,596		802,819
Kia Motors	6,134	[a]	450,216
Korea Investment Holdings	10,198	[a]	838,216
Kumho Petrochemical	7,182	[a]	1,204,795
LG Electronics	10,786	[a]	1,320,982
Osstem Implant	5,350	[a]	739,665
POSCO, ADR	16,702		1,192,523
Samsung Electronics	51,304		3,393,865

Description		Shares		Value ($)
Common Stocks - 97.3% (continued)
South Korea - 16.6% (continued)
Shinhan Financial Group		21,412		717,458
				14,966,993
Taiwan - 21.1%
Chailease Holding		348,017		3,346,619
EVA Airways		662,000	[a]	458,636
Evergreen Marine		316,000		1,550,724
MediaTek		81,000		2,633,410
momo.com		53,700		3,323,128
Taiwan Semiconductor Manufacturing		351,638		7,790,634
				19,103,151
Thailand - 1.1%
Sri Trang Gloves Thailand		495,600		568,904
Thanachart Capital		400,300		456,404
				1,025,308
Turkey - 1.9%
BIM Birlesik Magazalar		73,592		635,795
Eregli Demir ve Celik Fabrikalari		498,263	[a]	1,125,158
				1,760,953
Uruguay - 1.0%
Globant		2,832	[a]	912,697
Total Common Stocks (cost $61,743,026)				87,957,110

Exchange-Traded Funds - .8%
United States - .8%
iShares MSCI Emerging Markets ETF (cost $753,791)		14,174		742,859
	Preferred Dividend Yield (%)
Preferred Stocks - .6%
Brazil - .6%
Cia Energetica de Minas Gerais (cost $494,745)	6.19	214,625		556,195
	1-Day Yield (%)
Investment Companies - .5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $468,132)	0.06	468,132	[d]	468,132
Total Investments (cost $63,459,694)		99.2%		89,724,296
Cash and Receivables (Net)		.8%		684,512
Net Assets		100.0%		90,408,808

ADR—American Depository Receipt

STATEMENT OF INVESTMENTS (Unaudited) (continued)

ETF—Exchange-Traded Fund

GDR—Global Depository Receipt

a Non-income producing security.

b The fund held Level 3 securities at August 31, 2021. These securities were valued at $0 or .0% of net assets.

c The valuation of this security has been determined in good faith by management under the direction of the Board of Directors. At August 31, 2021, the value of these securities amounted to $3,037,914 or 3.36% of net assets.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Emerging Markets Securities Fund

August 31, 2021 (Unaudited)

The following is a summary of the inputs used as of August 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	84,919,196	3,037,914††	-	87,957,110
Equity Securities - Preferred Stocks	556,195	-	-	556,195
Exchange-Traded Funds	742,859	-	-	742,859
Investment Companies	468,132	-	-	468,132

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At August 31, 2021, accumulated net unrealized appreciation on investments was $26,264,603, consisting of $29,729,743 gross unrealized appreciation and $3,465,140 gross unrealized depreciation.

At August 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.